UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin  53233

(414) 299-2000

June 9, 2014

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:                             Hatteras GPEP Fund II, LLC

Registration No:  811-22594

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the period ended March 31, 2014.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President Fund Administration

Encl.